UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:

        Dreyfus Growth and Value Funds, Inc.
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.    Investment Company Act File Number:  811-7123

      Securities Act File Number:  33-51061

4(a). Last day of fiscal year for which this notice is filed:
      August 31, 2001

4(b). [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [   ] Check box if this is the last time the issuer will be filing this
      Form.

DREYFUS AGGRESSIVE GROWTH FUND
5.    Calculation of registration fee:

       (I) Aggregate sale price of securities sold during the  $10,965,210
           fiscal year pursuant to section 24(f):              -----------

      (ii) Aggregate price of securities redeemed or           $13,901,838
           repurchased during the fiscal year:                  ----------

     (iii) Aggregate price of securities redeemed or           $52,923,563
           repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

      (iv) Total available redemption credits [add Items       -$66,825,401
           5(ii) and 5(iii):                                   --------------

       (v) Net Sales - if Item 5(I) is greater than Item        $
           5(iv)[subtract Item 5(iv) from Item 5(i)]:           ------------

      (vi) Redemption credits available for use in future       $(55,860,191)
           years -- if Item 5(i) is less than Item 5(iv)        -------------
           [subtract Item 5(iv) from Item 5(I)]:

     (vii) Multiplier for determining registration fee (See     X   .00025
           Instruction C.9):                                    ----------


    (viii) Registration fee due (multiply Item 5(v) by Item     =$    0.00
           5(vii) (enter "0" if no fee is due):                 ===========



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                =$  0.00
                                                                =============
DREYFUS PREMIER STRATEGIC VALUE, CLASS A
5.    Calculation of registration fee:

      (I) Aggregate sale price of securities sold during the    $88,668,506
          fiscal year pursuant to section 24(f):                -----------

     (ii) Aggregate price of securities redeemed or             $ 25,534,300
          repurchased during the fiscal year:                   ------------

    (iii) Aggregate price of securities redeemed o r            $ 81,865,734
          repurchased during any PRIOR fiscal year ending no    ------------
          earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add Items         -$107,400,034
          5(ii) and 5(iii):                                     -------------

      (v) Net Sales - if Item 5(I) is greater than Item         $ 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                 ---------------

     (vi) Redemption credits available for use in future        $(18,731,528)
          years -- if Item 5(i) is less than Item 5(iv)         ---------------
          [subtract Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration fee (See       X   .00025
          Instruction C.9):                                      --------------


   (viii) Registration fee due (multiply Item 5(v) by Item       =$   0.00
            5(vii) (enter "0" if no fee is due):                 ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                 +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$   0.00
                                                                   =============
DREYFUS PREMIER STRATEGIC VALUE, CLASS B
5.    Calculation of registration fee:

      (I) Aggregate sale price of securities sold during the       $281,099
          fiscal year pursuant to section 24(f):                   --------

     (ii) Aggregate price of securities redeemed or                $ 11,603
          repurchased during the fiscal year:                      --------

    (iii) Aggregate price of securities redeemed or                $ -0-
          repurchased during any PRIOR fiscal year ending no       ---------
          earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add Items             -$(11,603)
          5(ii) and 5(iii):                                         ----------

      (v) Net Sales - if Item 5(I) is greater than Item           $269,496 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                   --------------

     (vi) Redemption credits available for use in future          $( - )
          years -- if Item 5(i) is less than Item 5(iv)           -------------
          [subtract Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration fee (See        X   .00025
          Instruction C.9):                                       --------------


   (viii) Registration fee due (multiply Item 5(v) by Item        =$67.37
              5(vii) (enter "0" if no fee is due):                ========



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  +$  N/A
                                                                   -------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 67.37
                                                                  ========


DREYFUS PREMIER STRATEGIC VALUE, CLASS C
5.    Calculation of registration fee:

     (I) Aggregate sale price of securities sold during the       $136,646
         fiscal year pursuant to section 24(f):                   --------

    (ii) Aggregate price of securities redeemed or                $7,236
         repurchased during the fiscal year:                      -------

   (iii) Aggregate price of securities redeemed or $               -0-
         repurchased during any PRIOR fiscal year ending no        -------
         earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

    (iv) Total available redemption credits [add Items            -$(7,236)
         5(ii) and 5(iii):                                        ---------

     (v) Net Sales - if Item 5(I) is greater than Item            $129,410 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                    --------------

    (vi) Redemption credits available for use in future           $( - )
         years  -- if Item 5(i) is less than Item 5(iv)           ------------
        [subtract Item 5(iv) from Item 5(I)]:

   (vii) Multiplier for determining registration fee (See         X   .00025
         Instruction C.9):                                        --------------


  (viii) Registration fee due (multiply Item 5(v) by Item         =$32.35
         5(vii) (enter "0" if no fee is due):                     =============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 32.35
                                                                   =============

DREYFUS PREMIER STRATEGIC VALUE, CLASS R
5. Calculation of registration fee:

    (I) Aggregate sale price of securities sold during the         $1000 fiscal
        year pursuant to section 24(f):                            ------------

   (ii) Aggregate price of securities redeemed or                  $  -0-
        repurchased during the fiscal year:                        ------------

  (iii) Aggregate price of securities redeemed or                  $ -0-
        repurchased during any PRIOR fiscal year ending no         -----------
        earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

   (iv) Total available redemption credits [add Items              -$(  -0-)
        5(ii) and 5(iii):                                          -----------

    (v) Net Sales - if Item 5(I) is greater than Item              $1000 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                      -----------

   (vi) Redemption credits available for use in future             $( - )
        years -- if Item 5(i) is less than Item 5(iv)              -----------
        [subtract Item 5(iv) from Item 5(I)]:

  (vii) Multiplier for determining registration fee (See           X   .00025
        Instruction C.9):                                          ----------


  (viii) Registration fee due (multiply Item 5(v) by Item          =$.25
         5(vii) (enter "0" if no fee is due):                      ==========



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ .25
                                                                   =============

DREYFUS PREMIER STRATEGIC VALUE, CLASS T
5.    Calculation of registration fee:

       (I) Aggregate sale price of securities sold during the      $1000
           fiscal year pursuant to section 24(f):                  ----------

      (ii) Aggregate price of securities redeemed or               $  -0-
           repurchased during the fiscal year:                     -----------

     (iii) Aggregate price of securities redeemed or               $ -0-
           repurchased during any PRIOR fiscal year ending no      -----------
           earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

      (iv) Total available redemption credits [add Items           $  -0-
           5(ii) and 5(iii):                                       -----------

       (v) Net Sales - if Item 5(I) is greater than Item           $1000 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:                   -----------

      (vi) Redemption credits available for use in future          $( - )
           years -- if Item 5(i) is less than Item 5(iv)           -----------
           [subtract Item 5(iv) from Item 5(I)]:

     (vii) Multiplier for determining registration fee (See        X   .00025
           Instruction C.9):                                       -----------


    (viii) Registration fee due (multiply Item 5(v) by Item        =$.25
           5(vii) (enter "0" if no fee is due):                    =========



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$  N/A
                                                                   -------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ .25
                                                                   =======

DREYFUS INTERNATIONAL VALUE FUND
5.  Calculation of registration fee:

      (I) Aggregate sale price of securities sold during the       $433,929,845
          fiscal year pursuant to section 24(f):                   ------------

     (ii) Aggregate price of securities redeemed or                $448,364,325
          repurchased during the fiscal year:                      ------------

    (iii) Aggregate price of securities redeemed or                $ -0-
          repurchased during any PRIOR fiscal year ending no       -----------
          earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add Items            $448,364,325
          5(ii) and 5(iii):                                        ------------

      (v) Net Sales - if Item 5(I) is greater than Item            $ -0-
          5(iv) [subtract Item 5(iv) from Item 5(i)]:              ------------

     (vi) Redemption credits available for use in future           $(14,434,480)
          years -- if Item 5(i) is less than Item 5(iv)            -------------
          [subtract Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration fee (See         X   .000250
          Instruction C.9):                                        -----------


   (viii) Registration fee due (multiply Item 5(v) by Item         =$    -0-
          5(vii) (enter "0" if no fee is due):                     ===========



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$ N/A
                                                                    ---------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ -0-
                                                                   ===========

     DREYFUS MIDCAP VALUE FUND
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold during the      $1,398,654,021
          fiscal year pursuant to section 24(f):                  --------------

     (ii) Aggregate price of securities redeemed or               $385,434,926
          repurchased during the fiscal year:                     ------------

    (iii) Aggregate price of securities redeemed or               $ -0-
          repurchased during any PRIOR fiscal year ending no      -----------
          earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add Items           -$385,434,926
          5(ii) and 5(iii):                                       --------------

      (v) Net Sales - if Item 5(I) is greater than Item           $1,013,219,095
          5(iv) [subtract Item 5(iv) from Item 5(i)]:             --------------

     (vi) Redemption credits available for use in future          $( - )
          years -- if Item 5(i) is less than Item 5(iv)           -----------
          [subtract Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration fee (See        X   .000250
          Instruction C.9):                                       ------------

   (viii) Registration fee due (multiply Item 5(v) by Item        =$253,304.77
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 253,304.77
                                                                   =============
    DREYFUS SMALL COMPANY VALUE FUND
5.  Calculation of registration fee:

     (I) Aggregate sale price of securities sold during the        $118,303,940
         fiscal year pursuant to section 24(f):                    ------------

    (ii) Aggregate price of securities redeemed or                 $ 81,886,392
         repurchased during the fiscal year:                       ------------

   (iii) Aggregate price of securities redeemed or                 $ 101,905,264
         repurchased during any PRIOR fiscal year ending no        -------------
         earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

    (iv) Total available redemption credits [add Items             -$183,791,656
         5(ii) and 5(iii):                                         -------------

     (v) Net Sales - if Item 5(I) is greater than Item              $ -0-
         5(iv)[subtract Item 5(iv) from Item 5(i)]:                 -----------

    (vi) Redemption credits available for use in future           $( 65,487,716)
         years -- if Item 5(i) is less than Item 5(iv)            -------------
         [subtract Item 5(iv) from Item 5(I)]:

   (vii) Multiplier for determining registration fee (See          X   .000250
         Instruction C.9):                                         -----------


  (viii) Registration fee due (multiply Item 5(v) by Item          =$ -0-
         5(vii) (enter "0" if no fee is due):                      ===========



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                    -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$   -0-
                                                                   ============


DREYFUS PREMIER FUTURE LEADERS FUND - CLASS A
5.  Calculation of registration fee:

       (I) Aggregate sale price of securities sold during the      $ 17,677,193
           fiscal year pursuant to section 24(f):                  ------------

      (ii) Aggregate price of securities redeemed or               $  1,956,507
           repurchased during the fiscal year:                     ------------

     (iii) Aggregate price of securities redeemed or               $ -0-
           repurchased during any PRIOR fiscal year ending no      ------------
           earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

      (iv) Total available redemption credits [add Items           -$ 1,956,507
           5(ii) and 5(iii):                                        -----------

       (v) Net Sales - if Item 5(I) is greater than Item           $ 15,720,686
           5(iv)[subtract Item 5(iv) from Item 5(i)]:              ------------

      (vi) Redemption credits available for use in future          $( -0- )
           years -- if Item 5(i) is less than Item 5(iv)          ------------
           [subtract Item 5(iv) from Item 5(I)]:

     (vii) Multiplier for determining registration fee (See       X   .000250
           Instruction C.9):                                       -----------


    (viii) Registration fee due (multiply Item 5(v) by Item       =$ 3930.17
           5(vii) (enter "0" if no fee is due):                   ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  +$   N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 3930.17
                                                                  =============

DREYFUS PREMIER FUTURE LEADERS FUND - CLASS B
5. Calculation of registration fee:

      (I) Aggregate sale price of securities sold during the      $17,289,109
          fiscal year pursuant to section 24(f):                  ------------

     (ii) Aggregate price of securities redeemed or               $  1,053,789
          repurchased during the fiscal year:                     ------------

    (iii) Aggregate price of securities redeemed or               $ -0-
          repurchased during any PRIOR fiscal year ending no      -------------
          earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add Items           -$ 1,053,789
          5(ii) and 5(iii):                                       ------------

      (v) Net Sales - if Item 5(I) is greater than Item           $ 16,235,320
          5(iv) [subtract Item 5(iv) from Item 5(i)]:             ------------

     (vi) Redemption credits available for use in future          $( -0- )
          years -- if Item 5(i) is less than Item 5(iv)           ------------
          [subtract Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration fee (See        X   .000250
          Instruction C.9):                                       -----------


   (viii) Registration fee due (multiply Item 5(v) by Item        =$ 4,058.83
          5(vii) (enter "0" if no fee is due):                    ===========



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  +$   N/A
                                                                   -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 4,058.83
                                                                  ============

DREYFUS PREMIER FUTURE LEADERS FUND - CLASS C
5. Calculation of registration fee:

      (I) Aggregate sale price of securities sold during the      $4,129,758
          fiscal year pursuant to section 24(f):                  -----------

     (ii) Aggregate price of securities redeemed or               $ 580,806
          repurchased during the fiscal year:                     -----------

    (iii) Aggregate price of securities redeemed or               $ -0-
          repurchased during any PRIOR fiscal year ending no      ----------
          earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add Items           -$ 580,806
          5(ii) and 5(iii):                                       -----------

      (v) Net Sales - if Item 5(I) is greater than Item           $ 3,548,952
          5(iv)[subtract Item 5(iv) from Item 5(i)]:              -----------

     (vi) Redemption credits available for use in future          $( -0- )
          years -- if Item 5(i) is less than Item 5(iv)           -----------
          [subtract Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration fee (See        X   .000250
          Instruction C.9):                                       ------------


    (viii) Registration fee due (multiply Item 5(v) by Item       =$ 887.24
           5(vii) (enter "0" if no fee is due):                   ===========



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$  887.24
                                                                  =============

DREYFUS PREMIER FUTURE LEADERS FUND - CLASS R
5. Calculation of registration fee:

     (I) Aggregate sale price of securities sold during the       $47,256,606
         fiscal year pursuant to section 24(f):                   -----------

    (ii) Aggregate price of securities redeemed or                $ 1,136,100
         repurchased during the fiscal year:                      -----------

   (iii) Aggregate price of securities redeemed or                $ -0-
         repurchased during any PRIOR fiscal year ending no       -----------
         earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

    (iv) Total available redemption credits [add Items            -$ 1,136,100
         5(ii) and 5(iii):                                        ------------

     (v) Net Sales - if Item 5(I) is greater than Item            $46,120,506
         5(iv)[subtract Item 5(iv) from Item 5(i)]:               ------------

    (vi) Redemption credits available for use in future           $( -0- )
         years -- if Item 5(i) is less than Item 5(iv)            -----------
         [subtract Item 5(iv) from Item 5(I)]:

   (vii) Multiplier for determining registration fee (See         X   .000250
         Instruction C.9):                                        ------------


  (viii) Registration fee due (multiply Item 5(v) by Item         =$ 11,530.13
         5(vii) (enter "0" if no fee is due):                     ============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  +$   N/A
                                                                  -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 11,530.13
                                                                  =============

DREYFUS PREMIER FUTURE LEADERS FUND - CLASS T
5. Calculation of registration fee:

    (I) Aggregate sale price of securities sold during the        $ 224,369
        fiscal year pursuant to section 24(f):                    -----------

   (ii) Aggregate price of securities redeemed or                 $  371,750
        repurchased during the fiscal year:                       -----------

  (iii) Aggregate price of securities redeemed or                 $ -0-
        repurchased during any PRIOR fiscal year ending no       ------------
        earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

   (iv) Total available redemption credits [add Items             -$ 371,750
        5(ii) and 5(iii):                                          ----------

    (v) Net Sales - if Item 5(I) is greater than Item             $ -0-
        5(iv)[subtract Item 5(iv) from Item 5(i)]:                ------------

   (vi) Redemption credits available for use in future            $(147,381)
        years -- if Item 5(i) is less than Item 5(iv)             ------------
        [subtract Item 5(iv) from Item 5(I)]:

  (vii) Multiplier for determining registration fee (See          X   .000250
        Instruction C.9):                                         ------------


 (viii) Registration fee due (multiply Item 5(v) by Item          =$  -0-
        5(vii) (enter "0" if no fee is due):                      ============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  +$    N/A
                                                                  ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ -0-
                                                                  =============

DREYFUS PREMIER TECHNOLOGY GROWTH FUND - CLASS A
5. Calculation of registration fee:

    (I) Aggregate sale price of securities sold during the        $802,789,229
        fiscal year pursuant to section 24(f):                    ------------

   (ii) Aggregate price of securities redeemed or                 $761,736,949
        repurchased during the fiscal year:                       ------------

  (iii) Aggregate price of securities redeemed or                 $ -0-
        repurchased during any PRIOR fiscal year ending no        ------------
        earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

   (iv) Total available redemption credits [add Items             -$ 761,736,949
        5(ii) and 5(iii):                                         --------------

    (v) Net Sales - if Item 5(I) is greater than Item         $ 41,052,280 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                 ------------------

   (vi) Redemption credits available for use in future            $( -0- )
        years -- if Item 5(i) is less than Item 5(iv)             -------------
        [subtract Item 5(iv) from Item 5(I)]:

  (vii) Multiplier for determining registration fee (See          X   .000250
        Instruction C.9):                                         --------------

 (viii) Registration fee due (multiply Item 5(v) by Item          =$10,263.07
        5(vii) (enter "0" if no fee is due):                      ============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  +$    N/A
                                                                  -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 10,263.07
                                                                  =============

DREYFUS PREMIER TECHNOLOGY GROWTH FUND - CLASS B
5. Calculation of registration fee:

     (I) Aggregate sale price of securities sold during the       $ 153,229,818
         fiscal year pursuant to section 24(f):                   -------------

    (ii) Aggregate price of securities redeemed or                $114,303,481
         repurchased during the fiscal year:                      ------------

   (iii) Aggregate price of securities redeemed or                $ -0-
         repurchased during any PRIOR fiscal year ending no       ------------
         earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

    (iv) Total available redemption credits [add Items            -$ 114,303,481
         5(ii) and 5(iii):                                        -------------

     (v) Net Sales - if Item 5(I) is greater than Item            $38,926,337
         5(iv)[subtract Item 5(iv) from Item 5(i)]:               -----------

    (vi) Redemption credits available for use in future           $( -0- )
         years -- if Item 5(i) is less than Item 5(iv)            ------------
         [subtract Item 5(iv) from Item 5(I)]:

   (vii) Multiplier for determining registration fee (See         x   .000250
         Instruction C.9):                                        -----------


  (viii) Registration fee due (multiply Item 5(v) by Item          =$ 9,731.58
         5(vii) (enter "0" if no fee is due):                      ===========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  9,731.58
                                                                   ============

DREYFUS PREMIER TECHNOLOGY GROWTH FUND - CLASS C
5. Calculation of registration fee:

    (I) Aggregate sale price of securities sold during the         $131,350,895
        fiscal year pursuant to section 24(f):                     ------------

   (ii) Aggregate price of securities redeemed or                  $141,333,241
        repurchased during the fiscal year:                        ------------

  (iii) Aggregate price of securities redeemed or                  $ -0-
        repurchased during any PRIOR fiscal year ending no         -----------
        earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

   (iv) Total available redemption credits [add Items             -$ 141,333,241
        5(ii) and 5(iii):                                         --------------

    (v) Net Sales - if Item 5(I) is greater than Item             $ -0- 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                     -----------

   (vi) Redemption credits available for use in future            $(9,982,346)
        years -- if Item 5(i) is less than Item 5(iv)             ------------
        [subtract Item 5(iv) from Item 5(I)]:

  (vii) Multiplier for determining registration fee (See          X   .000250
        Instruction C.9):                                         ------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$  -0-
              5(vii) (enter "0" if no fee is due):                ===========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  +$    N/A
                                                                  ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ -0-
                                                                  =============

DREYFUS PREMIER TECHNOLOGY GROWTH FUND - CLASS R
5. Calculation of registration fee:

    (I) Aggregate sale price of securities sold during the        $10,732,950
        fiscal year pursuant to section 24(f):                    -----------

   (ii) Aggregate price of securities redeemed or                 $46,911,192
        repurchased during the fiscal year:                       -----------

  (iii) Aggregate price of securities redeemed or                 $ -0-
        repurchased during any PRIOR fiscal year ending no        ----------
        earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

   (iv) Total available redemption credits [add Items             -$  46,911,192
        5(ii) and 5(iii):                                         --------------

    (v) Net Sales - if Item 5(I) is greater than Item             $ -0-
        5(iv)[subtract Item 5(iv) from Item 5(i)]:                -------------

   (vi) Redemption credits available for use in future            $(36,178,242)
        years -- if Item 5(i) is less than Item 5(iv)             -------------
       [subtract Item 5(iv) from Item 5(I)]:

  (vii) Multiplier for determining registration fee (See          X   .000250
        Instruction C.9):                                         ------------


 (viii) Registration fee due (multiply Item 5(v) by Item          =$  -0-
        5(vii) (enter "0" if no fee is due):                      ==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$  -0-
                                                                  =============

DREYFUS PREMIER TECHNOLOGY GROWTH FUND - CLASS T
5. Calculation of registration fee:

     (I) Aggregate sale price of securities sold during the       $3,854,055
         fiscal year pursuant to section 24(f):                   -----------

    (ii) Aggregate price of securities redeemed or                $2,977,650
         repurchased during the fiscal year:                      ----------

   (iii) Aggregate price of securities redeemed or                $ -0-
         repurchased during any PRIOR fiscal year ending no       -----------
         earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

    (iv) Total available redemption credits [add Items            -$  2,977,650
         5(ii) and 5(iii):                                        -------------

     (v) Net Sales - if Item 5(I) is greater than Item            $876,405
         5(iv) [subtract Item 5(iv) from Item 5(i)]:              -------------

    (vi) Redemption credits available for use in future           $( -0- )
         years -- if Item 5(i) is less than Item 5(iv)            ------------
         [subtract Item 5(iv) from Item 5(I)]:

   (vii) Multiplier for determining registration fee (See         X   .000250
         Instruction C.9):                                        ------------


  (viii) Registration fee due (multiply Item 5(v) by Item          =$  219.10
         5(vii) (enter "0" if no fee is due):                      ===========



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                   -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii)plus line 7]:
                                                                   =$  219.10
                                                                   =============

TOTAL FOR ALL:                                                     =$ 294,025.11
                                                                   =============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


            Method of Delivery:


                        [  X  ]  Wire Transfer
                        [     ]  Mail or other means



                                   SIGNATURES

      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

      By (Signature and Title)*
                                    ------------------------------------
                                    Michael A. Rosenberg, Secretary


      Date:

* Please print the name and title of the signing officer below the signature.